Fees Summary	Jan. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 355,281,500
Previously Paid Amount	0
Total Fee Amount	54,393.6
Total Offset Amount	0
Net Fee	$ 54,393.6